Additional Disclosures in the Statement Of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Reconciliation of Cash and Cash Equivalents
The table below presents the reconciliation between the item “Cash and cash equivalents” in the consolidated statement of cash flows and the relevant accounting items of the statement of financial position:

Reconciliation	12/31/2022	12/31/2021	12/31/2020
Cash and deposits in banks	250,089,093	335,692,114	382,135,611
Debt Securities at fair value through profit or loss		9,467
Other debt securities	498,952,883	267,023,884	391,688,599
Loans and other financing	885,642	1,000,749	1,237,032

Total	749,927,618	603,726,214	775,061,242

Summary of Additional Information on Operational Cash Flows Interest
The following table shows additional information on operational cash flows interest:

Composition	12/31/2022	12/31/2021	12/31/2020
Interest paid	(235,160,098)	(240,828,233)	(110,564,565)
Interest collected	586,086,380	420,732,099	453,862,367

Total	350,926,282	179,903,866	343,297,802

Summary of Additional Information of Changes in Liabilities Arising from Financing Activities
The following table shows further information of changes in liabilities arising from financing activities for the year ended December 31, 2022 (lease liabilities changes are disclosed in note 22):

Composition	Financing received from the Central Bank of Argentina and other financial institutions	Issued Corporate Bonds	Subordinated Corporate Bonds
Opening balance	852,660	5,825,893	81,762,819
Cash flow items
Proceeds	1,954,296	2,949,563
Payments		(5,096,519)	(4,654,071)
Non-cash flow items
Movement in accrued interest	289,843	295,443	4,628,154
Derecognition or substantial modification of financial liabilities	4,466	(42,595)	(16,004)
Difference in quoted prices of foreign currency	965,718	1,228,130	38,797,943
Monetary effects	(1,617,641)	(2,444,359)	(48,389,004)

Ending balance	2,449,342	2,715,556	72,129,837